Selling expenses (Details) - Selling Expenses [Member] - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
IfrsStatementLineItems [Line Items]
Raw material and products for resale	$ (925)	$ (1,057)	$ (1,709)	$ (2,212)
Depreciation and amortisation expense	(140)	(128)	(289)	(251)
Allowance for expected credit losses	1	(21)	6	(30)
Expense from share-based payment transactions with employees	(22)	(40)	(42)	(88)
Expenses, by nature	$ (1,086)	$ (1,246)	$ (2,034)	$ (2,581)